COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of Cost of Sales

		2023		2022		2021
Inventories at the beginning of the year		83,407,748		71,465,476		70,025,517
Finished products	5,235,997		3,610,248		4,312,946
Products in progress	14,966,747		12,165,049		8,240,170
Raw materials, materials, fuel, and spare parts	63,205,004		55,690,179		57,472,401
Purchases and production expenses for the year		332,002,049		341,847,366		307,070,468
Inventories at the end of the year		(99,156,221)		(83,407,748)		(71,465,476)
Finished products	(4,171,765)		(5,235,997)		(3,610,248)
Products in progress	(17,649,645)		(14,966,747)		(12,165,049)
Raw materials, materials, fuel, and spare parts	(77,334,811)		(63,205,004)		(55,690,179)
Cost of sales		316,253,576		329,905,094		305,630,509

Schedule of Breakdown of Production Costs
The breakdown of production costs is as follows:

	2023	2022	2021
Fees and compensation for services	4,824,164	6,224,735	6,122,508
Salaries, wages, and social security contributions	48,315,608	49,158,340	48,170,901
Transport and traveling expenses	2,707,952	2,419,876	2,179,660
Data processing	165,897	184,139	120,484
Taxes, duties, contributions, and commissions	5,511,485	6,027,942	6,218,524
Depreciation and amortization	31,860,526	40,557,578	36,155,471
Preservation and maintenance costs	28,848,789	28,111,393	28,360,476
Communications	265,395	302,747	293,150
Leases	559,015	533,776	337,557
Employee benefits	1,580,643	1,469,734	1,329,001
Water, natural gas, and energy services	92,341	71,633	62,353
Freight and tolls	33,085,274	35,201,204	31,589,306
Fuels	50,755,980	52,325,243	41,838,109
Insurance	1,183,817	1,099,379	949,784
Packaging	10,590,791	11,449,210	12,539,651
Electric power	24,278,677	28,865,993	29,872,012
Contractors	24,927,448	22,776,427	22,759,383
Canon (concession fee)	210,582	232,174	239,768
Security	1,427,618	1,495,425	1,537,416
Others	3,937,480	4,462,876	4,158,678
Total	275,129,482	292,969,824	274,834,192